Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

NOTE 14 – LEASES

Time charter out contracts and pooling arrangements

The Company’s contract revenues from time chartering, bareboat chartering and pooling arrangements are governed by ASC 842.

Operating Leases

A discussion of the Company’s operating leases can be found in Note 20 – Leases to the Company’s consolidated financial statements included in the Annual Report.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that could be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applies the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for the Navios Libra and the Nave Celeste, 5% for the Navios Amitie and the Navios Star, 6% for the Nave Allegro and the Nave Tempo, and 4% for the Nave Electron.

As of June 30, 2026 and December 31, 2025, the outstanding balance of the operating lease liability amounted to $201,802 and $214,996, respectively, and is presented under the captions “Operating lease liabilities, current portion” and “Operating lease liabilities, net” in the condensed Consolidated Balance Sheets. Right-of-use assets amounted to $206,131 and $218,952 as of June 30, 2026 and December 31, 2025, respectively, and are presented under the caption “Operating lease assets” in the condensed Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire expenses on a straight-line basis over the lease term. Lease expense incurred and paid for the three and six month periods ended June 30, 2026 amounted to $9,741 and $19,375, respectively. Lease expense incurred and paid for the three and six month periods ended June 30, 2025 amounted to $9,741 and $19,374, respectively. Lease expense is presented under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Comprehensive Income.

For the three and six month periods ended June 30, 2026, the sublease income (net of commissions) for vessels where the Company is a lessee amounted to $30,147 and $63,511, respectively. For the three and six month periods ended June 30, 2025, the sublease income (net of commissions) for vessels where the Company is a lessee amounted to $17,169 and $33,284, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Comprehensive Income.

As of June 30, 2026, the weighted average useful life of the remaining operating lease terms was 6.8 years.

The table below provides the total amount of lease payments for the next five 12-month periods on an undiscounted basis on the Company’s chartered-in contracts as of June 30, 2026:

Period	Amount
2027	$37,891
2028	37,312
2029	36,632
2030	34,769
2031	34,356
2032 and thereafter	62,135
Total	$243,095
Operating lease liabilities, including current portion	$201,802
Discount based on incremental borrowing rate	$41,293

Finance Leases

For a detailed description of the finance lease liabilities and right-of-use assets for vessels under finance leases, refer to Note 6 – Borrowings and Note 4 – Vessels, net, respectively, and Note 10 – Borrowings and Note 6 – Vessels, net, respectively, to the Company’s consolidated financial statements included in the Annual Report.

For the three and six month periods ended June 30, 2026, the sublease income (net of commissions) for vessels where the Company is a lessee amounted to $15,920 and $32,323, respectively. For the three and six month periods ended June 30, 2025, the sublease income (net of commissions) for vessels where the Company is a lessee amounted to $16,777 and $32,313, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Comprehensive Income.

As of June 30, 2026, the weighted average useful life of the remaining finance lease terms was 10.1 years.

The table below provides the total amount of lease payments and options to acquire vessels for the next five 12-month periods on an undiscounted basis under the Company’s finance leases as of June 30, 2026:

Period	Amount
2027	$34,423
2028	34,362
2029	34,147
2030	41,628
2031	31,895
2032 and thereafter	272,654
Total	$449,109
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$310,064
Discount based on incremental borrowing rate	$139,045

Bareboat charter-out contract

Subsequently to the bareboat charter-in agreement, the Company entered into bareboat charter-out agreements for a firm charter period of ten years for two VLCCs and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended in direct continuation of previous bareboat charter-out agreement for an additional period of five years for a third VLCC. The Company also performed an assessment of the lease classification under the ASC 842 and concluded that the agreements are operating leases. On July 4, 2025, Navios Partners terminated the bareboat charter-out agreements for the first two VLCCs.

In June 2026, the Company entered into a new bareboat charter-out agreement for one VLCC, for a firm charter period of about three years. The Company also performed an assessment of the lease classification under the ASC 842 and concluded that the agreement is an operating lease.

The Company recognizes in relation to the operating leases for the bareboat charter-out agreements the bareboat charter-out hire income in the condensed Consolidated Statements of Comprehensive Income on a straight-line basis. For the three and six month periods ended June 30, 2026, the charter hire income (net of commissions) amounted to $3,700 and $7,120 respectively. For the three and six month periods ended June 30, 2025, the charter hire income (net of commissions) amounted to $8,970 and $17,235, respectively. Charter hire income (net of commissions, if any) is presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Comprehensive Income.